Cash and Investment Held in Trust Account	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Cash and Investment Held in Trust Account [Abstract]
Cash and Investment Held in Trust Account

Note 3 — Cash and Investment Held in Trust Account

As of June 30, 2023 and December 31, 2022, investment securities in the Company’s Trust Account consisted of $56,950,088 and $117,806,478 in cash and U.S. Treasury securities, respectively.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of June 30, 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	June 30, 2023	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Marketable securities held in Trust Account	$56,950,088	$56,950,088	—	—
	December 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Marketable securities held in Trust Account	$117,806,478	$117,806,478	—	—

Note 3 — Cash and Investment Held in Trust Account

As of December 31, 2022, investment securities in the Company’s Trust Account consisted of $117,806,478 cash and U.S. Treasury securities. The Company did not have a Trust Account at December 31, 2021.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	December 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Marketable securities held in trust account	$117,806,478	$117,806,478	—	—